Schedule of deferred tax (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Deferred tax assets	$ 4,099	$ 5,136	$ 4,668
Deferred tax liabilities	(2,873)	(2,232)	(1,234)
Net deferred tax asset	$ 1,226	$ 2,904	$ 3,434